MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of interests in subsidiaries
The following table presents details of wholly-owned subsidiaries of the partnership as of December 31, 2024 and 2023:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2024	2023	2024	2023
Business services
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the partnership as of December 31, 2024 and 2023:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2024	2023	2024	2023
Business services
Healthcare services	Healthscope Pty Ltd	Australia	100%	100%	28%	28%
Fleet management and car rental services	Unidas Locadora S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	100%	41%	41%
Indian non-bank financial services operation	IndoStar Capital Finance Limited	India	56%	56%	20%	20%
Australian asset manager and lender	La Trobe Financial Services Pty Limited	Australia	100%	100%	35%	35%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	26%	26%
Infrastructure services
Offshore oil services	Altera Infrastructure L.P.	United States	89%	88%	53%	53%
Modular building leasing services	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	100%	28%	28%
Lottery services operation	Scientific Games Holdings LP	United States	100%	100%	33%	33%
Industrials
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Returnable plastic packaging operation	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage operation	Clarios Global LP	United States	100%	100%	28%	28%
Solar power solutions	Descarbonize Soluções S.A.	Brazil	100%	100%	35%	35%
Engineered components manufacturing operation	DexKo Global Inc.	United States	100%	100%	33%	33%
The following tables present the gross assets and liabilities as at December 31, 2024 and 2023 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2024, 2023 and 2022 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,876	$24,038	$4,050	$18,496	$6,545	$(763)	$(213)	$(631)	$(422)	$3,651
Infrastructure services	3,511	13,482	3,630	9,469	3,742	(325)	(138)	(211)	(3)	2,465
Industrials	6,106	19,664	3,258	15,529	14,405	1,552	(527)	1,180	(19)	4,943
Total	$13,493	$57,184	$10,938	$43,494	$24,692	$464	$(878)	$338	$(444)	$11,059

	Year ended December 31, 2023
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,983	$28,864	$6,857	$20,507	$29,225	$611	$25	$333	$(1,853)	$5,148
Infrastructure services	1,858	14,787	1,826	10,448	7,448	3,618	(4)	1,995	(1,839)	2,773
Industrials	5,255	21,113	3,630	16,789	14,801	(8)	214	8	(41)	4,137
Total	$13,096	$64,764	$12,313	$47,744	$51,474	$4,221	$235	$2,336	$(3,733)	$12,058

	Year ended December 31, 2022
	Total			Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$31,432	$197	$(344)	$95	$(1,122)	$5,990
Infrastructure services	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	14,448	202	76	112	(44)	3,642
Total	$53,396	$369	$(140)	$154	$(2,249)	$12,106
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,651	$5,148
Infrastructure services	2,465	2,773
Industrials	4,943	4,137
Total non-controlling interests in material non-wholly owned subsidiaries	$11,059	$12,058
Total individually immaterial non-controlling interests balance	392	158
Total non-controlling interests	$11,451	$12,216

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 25 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2023	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980
Additions (cash and non-cash)	—	381	2,014	567	56	415	3,433
Dispositions	(59)	(402)	(2,231)	(59)	(97)	(741)	(3,589)
Acquisitions through business combinations	—	6	203	—		27	236
Foreign currency translation and other	(24)	(24)	271	—	62	47	332
Balance at December 31, 2023	$283	$4,233	$9,159	$4,643	$2,020	$2,054	$22,392
Additions (cash and non-cash)	2	358	1,317	1,302	30	271	3,280
Dispositions	(37)	(67)	(1,280)	(337)	(69)	(819)	(2,609)
Acquisitions through business combinations	—	3	2	—	—	5	10
Transfers and assets reclassified as held for sale (1)	—	—	(3)	(2,678)	—	—	(2,681)
Foreign currency translation and other	(11)	(245)	(786)	—	(142)	(90)	(1,274)
Balances at December 31, 2024	$237	$4,282	$8,409	$2,930	$1,839	$1,421	$19,118

Accumulated depreciation and impairment
Balance at January 1, 2023	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Depreciation/depletion/impairment expense	—	(141)	(1,137)	(205)	(236)	(330)	(2,049)
Dispositions	—	83	993	55	33	404	1,568
Foreign currency translation and other	—	12	(228)	—	132	(16)	(100)
Balances at December 31, 2023	$—	$(589)	$(2,767)	$(1,650)	$(904)	$(758)	$(6,668)
Depreciation/depletion/impairment expense	—	(141)	(889)	(236)	(284)	(259)	(1,809)
Dispositions	—	14	505	173	22	438	1,152
Transfers and assets reclassified as held for sale (1)	—	—	1	1,155	—	—	1,156
Foreign currency translation and other	—	36	137	—	78	32	283
Balance at December 31, 2024	$—	$(680)	$(3,013)	$(558)	$(1,088)	$(547)	$(5,886)
Net book value
December 31, 2023	$283	$3,644	$6,392	$2,993	$1,116	$1,296	$15,724
December 31, 2024	$237	$3,602	$5,396	$2,372	$751	$874	$13,232
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(1)See Note 8 for additional information.
The carrying value and depreciation/impairment expense of right-of-use assets along with the carrying value of assets subject to operating leases in which the partnership is a lessor as at December 31, 2024 and 2023 are outlined below, by class of underlying asset:

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$51	$623	$174	$—	$26	$874
Depreciation/impairment expense	(6)	(137)	(107)	—	(9)	(259)
Lessor
Assets subject to operating leases	—	15	2,587	2,374	—	4,976

	Year ended December 31, 2023
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$71	$685	$503	$—	$37	$1,296
Depreciation/impairment expense	(7)	(170)	(138)	—	(15)	(330)
Lessor
Assets subject to operating leases	—	21	2,839	2,981	—	5,841

Disclosure of detailed information about intangible asset amortization periods	Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 50 years
Brand and trademarks	Up to 40 years
Computer software	Up to 10 years
Customer relationships	Up to 20 years
Proprietary technology	Up to 15 years

Classification and measurement of financial assets and liabilities
The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial Instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the partnership and Corporate borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
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(1)Derivative assets and liabilities are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.